Related Party Transactions and Balance	6 Months Ended
Jun. 30, 2025
Related Party Transactions and Balance [Abstract]
Related party transactions and balance
16.	Related party transactions and balance

The Company entered into outsourcing service agreements with Shanghai Three Drivers Culture Media Co., Limited (“STDC”). The outsourcing service expenses provided by STDC for the Company are RMB2,760 and RMB4,599 for the six months ended June 30, 2024 and 2025, respectively. The Company entered into promotion service agreements with STDC, under which the promotion service expenses provided by the Company for STDC are nil and RMB6,730 for the six months ended June 30, 2024 and 2025. The other current assets balance is nil and RMB861 as of December 31, 2024 and June 30, 2025, respectively. The other current liabilities balance is RMB813 and nil as of December 31, 2024 and June 30, 2025.

For the six months ended June 30, 2025, the Company received RMB21,618 from CEO, Mr. Wen. The other current liabilities balance due to CEO are RMB9,112 and RMB30,730 as of December 31, 2024 and June 30, 2025, respectively.

On November 22, 2023, the company received RMB1,500 from COO Mr. Hui Yuan’s spouse as loan with an interest rate of 3.45% for one year. The loan payable balance due to Mr. Hui Yuan’s spouse is RMB1,000 and RMB1,000 as of December 31, 2024 and June 30, 2025, respectively.